UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

InsightShares LGBT Employment Equality ETF

InsightShares Patriotic Employers ETF

Semi-Annual Report

May 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2019 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.insightshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is diversified. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in each Fund’s underlying Indices.

Distributor: Foreside Fund Services, LLC

i

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS	As of May 31, 2019 (Unaudited)
Number of Shares		Value ($)
Common Stocks – 99.7%
	Consumer Discretionary – 16.9%
73	Amazon.com, Inc.*	129,580
26	American Eagle Outfitters, Inc.	452
37	Aramark	1,287
40	Best Buy Co., Inc.	2,507
7	Booking Holdings, Inc.*	11,594
101	Caesars Entertainment Corp.*	888
27	CarMax, Inc.*	2,114
79	Carnival Corp.	4,044
51	CBS Corp. - Class B	2,462
36	Charter Communications, Inc. - Class A*	13,565
698	Comcast Corp. - Class A	28,618
19	Darden Restaurants, Inc.	2,210
42	Dollar General Corp.	5,346
13	Dunkin’ Brands Group, Inc.	965
20	Expedia Group Inc.	2,300
635	Ford Motor Co.	6,045
58	Gap, Inc.	1,083
213	General Motors Co.	7,101
37	Goodyear Tire & Rubber Co.	496
19	Hasbro, Inc.	1,808
45	Hilton Worldwide Holdings, Inc.	4,025
177	Home Depot, Inc.	33,603
6	Hyatt Hotels Corp. - Class A	433
60	Interpublic Group of Cos., Inc.	1,273
7	Kontoor Brands, Inc.*	205
41	L Brands, Inc.	921
10	Lear Corp.	1,190
32	Live Nation Entertainment, Inc.*	1,946
47	Macy’s, Inc.	967
53	Marriott International, Inc. - Class A	6,617
120	McDonald’s Corp.	23,792
80	MGM Resorts International	1,986
67	Netflix, Inc.*	23,000
185	NIKE, Inc. - Class B	14,271
26	Nordstrom, Inc.	814
35	Omnicom Group, Inc.	2,708
11	PVH Corp.	937
8	Ralph Lauren Corp.	841
31	Royal Caribbean Cruises Ltd.	3,775
684	Sirius XM Holdings, Inc.	3,632
191	Starbucks Corp.	14,527
44	Tapestry, Inc.	1,257
80	Target Corp.	6,436
18	Tiffany & Co.	1,604
Number of Shares		Value ($)
Common Stocks (Continued)
	CONSUMER DISCRETIONARY (Continued)
186	TJX Cos., Inc.	9,354
18	TripAdvisor, Inc.*	761
39	United Continental Holdings, Inc.*	3,028
53	VF Corp.	4,340
54	Viacom, Inc. - Class B	1,568
235	Walt Disney Co.	31,029
10	Whirlpool Corp.	1,149
12	Williams-Sonoma, Inc.	702
14	Wyndham Destinations, Inc.	557
16	Wynn Resorts Ltd.	1,717
		429,430
	Consumer Staples – 7.2%
299	Altria Group, Inc.	14,669
8	Bright Horizons Family Solutions, Inc.*	1,096
49	Brown-Forman Corp. - Class B	2,449
46	Campbell Soup Co.	1,670
19	Clorox Co.	2,827
663	Coca-Cola Co.	32,573
135	Colgate-Palmolive Co.	9,399
76	Conagra Brands, Inc.	2,034
25	Constellation Brands, Inc. - Class A	4,411
33	Estee Lauder Cos., Inc. - Class A	5,314
90	General Mills, Inc.	4,450
23	Hershey Co.	3,035
81	Hormel Foods Corp.	3,199
53	Kellogg Co.	2,786
54	Kimberly-Clark Corp.	6,906
184	Kraft Heinz Co.	5,088
120	Kroger Co.	2,737
217	PepsiCo, Inc.	27,776
391	Procter & Gamble Co.	40,238
43	Tyson Foods, Inc. - Class A	3,263
146	Walgreens Boots Alliance, Inc.	7,204
		183,124
	Energy – 4.1%
295	Chevron Corp.	33,586
176	ConocoPhillips	10,377
654	Exxon Mobil Corp.	46,283
106	Marathon Petroleum Corp.	4,875
61	ONEOK, Inc.	3,881
70	Phillips 66	5,656
		104,658

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Continued)	As of May 31, 2019 (Unaudited)
Number of Shares		Value ($)
Common Stocks (Continued)
	Financials – 12.7%
52	Allstate Corp.	4,966
61	Ally Financial, Inc.	1,761
131	American Express Co.	15,027
131	American International Group, Inc.	6,690
20	Ameriprise Financial, Inc.	2,765
9	Assurant, Inc.	900
141	Bank of New York Mellon Corp.	6,019
112	BB&T Corp.	5,236
24	BlackRock, Inc.	9,973
70	Capital One Financial Corp.	6,011
192	Charles Schwab Corp.	7,989
333	Citigroup, Inc.	20,696
55	CME Group, Inc.	10,567
22	Comerica, Inc.	1,514
49	Discover Financial Services	3,653
7	FactSet Research Systems, Inc.	1,947
113	Fifth Third Bancorp	2,994
17	First American Financial Corp.	878
77	Franklin Resources, Inc.	2,450
50	Goldman Sachs Group, Inc.	9,124
6	Hanover Insurance Group, Inc.	733
53	Hartford Financial Services Group, Inc.	2,791
155	Huntington Bancshares, Inc.	1,961
497	JPMorgan Chase & Co.	52,662
154	KeyCorp	2,459
77	KKR & Co., Inc. - Class A	1,716
31	Lincoln National Corp.	1,843
13	LPL Financial Holdings, Inc.	1,043
20	M&T Bank Corp.	3,192
76	Marsh & McLennan Cos., Inc.	7,266
149	MetLife, Inc.	6,885
27	Moody’s Corp.	4,938
257	Morgan Stanley	10,457
24	Nasdaq, Inc.	2,175
38	Navient Corp.	496
32	Northern Trust Corp.	2,737
69	PNC Financial Services Group, Inc.	8,781
40	Principal Financial Group, Inc.	2,063
61	Prudential Financial, Inc.	5,635
21	Raymond James Financial, Inc.	1,734
153	Regions Financial Corp.	2,116
36	S&P Global, Inc.	7,700
56	State Street Corp.	3,094
64	SunTrust Banks, Inc.	3,841
111	Synchrony Financial	3,733
Number of Shares		Value ($)
Common Stocks (Continued)
	Financials (Continued)
35	T. Rowe Price Group, Inc.	3,540
81	TD Ameritrade Holding Corp.	4,030
40	Travelers Cos., Inc.	5,823
239	U.S. Bancorp	11,998
32	Unum Group	1,008
22	Voya Financial, Inc.	1,120
706	Wells Fargo & Co.	31,325
		322,055
	Health Care – 15.1%
266	Abbott Laboratories	20,251
233	AbbVie, Inc.	17,874
48	Agilent Technologies, Inc.	3,218
31	AmerisourceBergen Corp.	2,414
98	Amgen, Inc.	16,337
40	Anthem, Inc.	11,119
78	Baxter International, Inc.	5,728
39	Becton, Dickinson and Co.	9,104
31	Biogen, Inc.*	6,798
203	Boston Scientific Corp.*	7,797
245	Bristol-Myers Squibb Co.	11,116
45	Cardinal Health, Inc.	1,893
60	Centene Corp.*	3,465
51	Cerner Corp.*	3,569
59	Cigna Corp.	8,733
205	CVS Health Corp.	10,736
107	Danaher Corp.	14,125
165	Eli Lilly & Co.	19,130
200	Gilead Sciences, Inc.	12,450
23	Henry Schein, Inc.*	1,483
20	Humana, Inc.	4,897
416	Johnson & Johnson	54,558
15	Laboratory Corp. of America Holdings*	2,439
29	McKesson Corp.	3,542
401	Merck & Co., Inc.	31,763
914	Pfizer, Inc.	37,949
20	Quest Diagnostics, Inc.	1,918
55	Stryker Corp.	10,078
62	Thermo Fisher Scientific, Inc.	16,553
140	UnitedHealth Group, Inc.	33,852
		384,889
	Industrials – 6.4%
89	3M Co.	14,218
23	AECOM*	734
67	American Airlines Group, Inc.	1,824
73	Arconic, Inc.	1,599

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Continued)	As of May 31, 2019 (Unaudited)
Number of Shares		Value ($)
Common Stocks (Continued)
	Industrials (Continued)
86	Boeing Co.	29,378
23	Cummins, Inc.	3,467
48	Deere & Co.	6,728
108	Delta Air Lines, Inc.	5,562
95	Emerson Electric Co.	5,723
39	FedEx Corp.	6,017
49	Fortive Corp.	3,731
17	Harris Corp.	3,182
6	Huntington Ingalls Industries, Inc.	1,231
46	JetBlue Airways Corp.*	793
45	Lockheed Martin Corp.	15,234
9	ManpowerGroup, Inc.	770
55	Nielsen Holdings PLC	1,250
27	Northrop Grumman Corp.	8,188
16	Owens Corning	776
42	Raytheon Co.	7,329
49	Republic Services, Inc.	4,145
18	Robert Half International, Inc.	966
17	Rockwell Automation, Inc.	2,530
82	Southwest Airlines Co.	3,903
16	Spirit AeroSystems Holdings, Inc. - Class A	1,297
22	Stanley Black & Decker, Inc.	2,799
26	TransUnion	1,704
105	United Parcel Service, Inc. - Class B	9,757
130	United Technologies Corp.	16,419
8	W.W. Grainger, Inc.	2,093
		163,347
	Information Technology – 29.8%‡
73	Adobe Systems, Inc.*	19,776
152	Advanced Micro Devices, Inc.*	4,166
24	Akamai Technologies, Inc.*	1,809
8	Alliance Data Systems Corp.	1,100
45	Alphabet, Inc. - Class A*	49,792
717	Apple, Inc.	125,525
146	Applied Materials, Inc.	5,649
66	Automatic Data Processing, Inc.	10,568
21	Booz Allen Hamilton Holding Corp.	1,327
17	Broadridge Financial Solutions, Inc.	2,123
23	CDW Corp.	2,264
679	Cisco Systems, Inc.	35,328
20	Citrix Systems, Inc.	1,882
123	Corning, Inc.	3,547
10	Covetrus, Inc.*	247
147	eBay, Inc.	5,282
Number of Shares		Value ($)
Common Stocks (Continued)
	Information Technology (Continued)
46	Electronic Arts, Inc.*	4,282
358	Facebook, Inc. - Class A*	63,534
50	Fidelity National Information Services, Inc.	6,015
66	First Data Corp.*	1,678
25	GoDaddy, Inc.*	1,860
237	HP, Inc.	4,427
11	IAC/InterActiveCorp*	2,429
710	Intel Corp.	31,268
140	International Business Machines Corp.	17,779
39	Intuit, Inc.	9,549
22	Leidos Holdings, Inc.	1,657
154	Mastercard, Inc. - Class A	38,729
1,144	Microsoft Corp.	141,490
25	Motorola Solutions, Inc.	3,749
18	NCR Corp.*	551
38	NetApp, Inc.	2,250
90	NVIDIA Corp.	12,191
549	Oracle Corp.	27,779
182	PayPal Holdings, Inc.*	19,975
198	QUALCOMM, Inc.	13,230
115	salesforce.com, Inc.*	17,412
98	Symantec Corp.	1,836
149	Texas Instruments, Inc.	15,542
272	Visa, Inc. - Class A	43,882
17	VMware, Inc. - Class A	3,009
35	Xerox Corp.	1,071
		757,559
	MATERIALS – 1.0%
34	Air Products & Chemicals, Inc.	6,922
28	Alcoa Corp.*	593
50	Ball Corp.	3,070
20	Celanese Corp.	1,899
20	Eastman Chemical Co.	1,298
43	Ecolab, Inc.	7,916
36	PPG Industries, Inc.	3,767
		25,465
	Real Estate – 0.3%
50	CBRE Group, Inc. - Class A*	2,285
44	Iron Mountain, Inc. – REIT	1,349
6	Jones Lang LaSalle, Inc.	747
114	Weyerhaeuser Co. – REIT	2,599
		6,980

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SCHEDULE OF INVESTMENTS (Concluded)	As of May 31, 2019 (Unaudited)
Number of Shares		Value ($)
Common Stocks (Continued)
	Telecommunications Services – 3.4%
1,146	AT&T, Inc.	35,045
176	CenturyLink, Inc.	1,839
136	T-Mobile US, Inc.*	9,988
117	Twitter, Inc.*	4,263
659	Verizon Communications, Inc.	35,817
12	Yelp, Inc.*	369
		87,321
	Utilities – 2.8%
36	Alliant Energy Corp.	1,709
37	Ameren Corp.	2,714
75	American Electric Power Co., Inc.	6,459
43	CMS Energy Corp.	2,413
28	DTE Energy Co.	3,513
110	Duke Energy Corp.	9,417
55	Edison International	3,265
28	Entergy Corp.	2,718
150	Exelon Corp.	7,212
57	NiSource, Inc.	1,587
196	PG&E Corp.*	3,352
13	Portland General Electric Co.	687
111	PPL Corp.	3,303
79	Public Service Enterprise Group, Inc.	4,642
43	Sempra Energy	5,652
160	Southern Co.	8,560
78	Xcel Energy, Inc.	4,473
		71,676
	TOTAL COMMON STOCKS (Cost $2,570,728)	2,536,504
Principal Amount		Value ($)
Short-Term Investments – 0.1%
2,935	Invesco Government & Agency Portfolio – Institutional Class, 2.22%#	2,935

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,935)	2,935

	TOTAL INVESTMENTS – 99.8% (Cost $2,573,663)	2,539,439
	Other Assets in Excess of Liabilities – 0.2%	4,438

	TOTAL NET ASSETS – 100.0%	$2,543,877

*   Non-income producing security.

‡    Please see Note 6 for more information about industry and sector concentration and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

InsightShares LGBT Employment Equality ETF SUMMARY OF INVESTMENTS	As of May 31, 2019 (Unaudited)
Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	29.8%
Consumer Discretionary	16.9%
Health Care	15.1%
Financials	12.7%
Consumer Staples	7.2%
Industrials	6.4%
Energy	4.1%
Telecommunications Services	3.4%
Utilities	2.8%
Materials	1.0%
Real Estate	0.3%
Total Common Stocks	99.7%
Short-Term Investments	0.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS	As of May 31, 2019 (Unaudited)
Number of Shares		Value ($)
Common Stocks – 99.7%
	Consumer Discretionary – 8.9%
217	CarMax, Inc.*	16,987
336	Comcast Corp. - Class A	13,776
353	General Motors Co.	11,769
757	Goodyear Tire & Rubber Co.	10,151
157	Hilton Worldwide Holdings, Inc.	14,042
74	Home Depot, Inc.	14,049
134	Lowe’s Cos., Inc.	12,500
190	Starbucks Corp.	14,451
		107,725
	Consumer Staples – 4.4%
310	Archer-Daniels-Midland Co.	11,879
288	General Mills, Inc.	14,239
131	Procter & Gamble Co.	13,481
137	Walmart, Inc.	13,897
		53,496
	Energy – 0.9%
317	Schlumberger Ltd.	10,997

	Financials – 20.1%‡
142	Allstate Corp.	13,562
105	Ameriprise Financial, Inc.	14,514
310	Athene Holding Ltd. - Class A*	12,602
160	Capital One Financial Corp.	13,739
209	Citigroup, Inc.	12,989
375	Citizens Financial Group, Inc.	12,218
275	Hartford Financial Services Group, Inc.	14,482
127	JPMorgan Chase & Co.	13,457
772	KeyCorp	12,329
145	Marsh & McLennan Cos., Inc.	13,862
297	MetLife, Inc.	13,724
314	Morgan Stanley	12,777
1,115	Navient Corp.	14,540
258	Principal Financial Group, Inc.	13,305
180	Progressive Corp.	14,270
140	Prudential Financial, Inc.	12,933
100	Travelers Cos., Inc.	14,557
266	Wells Fargo & Co.	11,802
		241,662
	Health Care – 13.4%
70	Amgen, Inc.	11,669
44	Anthem, Inc.	12,231
175	Baxter International, Inc.	12,852
274	Bristol-Myers Squibb Co.	12,431
Number of Shares		Value ($)
Common Stocks (Continued)
	Health Care (Continued)
81	Cigna Corp.	11,990
242	CVS Health Corp.	12,674
248	DaVita, Inc.*	10,768
102	HCA Healthcare, Inc.	12,338
48	Humana, Inc.	11,753
113	McKesson Corp.	13,802
165	Merck & Co., Inc.	13,070
70	Stryker Corp.	12,827
54	UnitedHealth Group, Inc.	13,057
		161,462
	Industrials – 20.2%
442	AECOM*	14,100
36	Boeing Co.	12,298
101	Caterpillar, Inc.	12,101
66	Cintas Corp.	14,641
263	Delta Air Lines, Inc.	13,545
167	Eaton Corp. PLC	12,440
87	Honeywell International, Inc.	14,295
66	Huntington Ingalls Industries, Inc.	13,538
130	J.B. Hunt Transport Services, Inc.	11,068
803	JetBlue Airways Corp.*	13,836
45	Lockheed Martin Corp.	15,234
75	Norfolk Southern Corp.	14,635
50	Northrop Grumman Corp.	15,162
178	Oshkosh Corp.	12,672
262	Southwest Airlines Co.	12,471
82	Union Pacific Corp.	13,676
112	United Rentals, Inc.*	12,331
134	Waste Management, Inc.	14,653
		242,696
	Information Technology – 12.3%
81	Accenture PLC - Class A	14,424
333	Applied Materials, Inc.	12,884
87	Automatic Data Processing, Inc.	13,930
234	Booz Allen Hamilton Holding Corp.	14,782
73	CACI International, Inc. - Class A*	14,857
139	CDW Corp.	13,683
252	Cisco Systems, Inc.	13,111
823	Hewlett Packard Enterprise Co.	11,291
247	Intel Corp.	10,878
97	International Business Machines Corp.	12,318
214	Leidos Holdings, Inc.	16,121
		148,279

See accompanying Notes to Financial Statements.

InsightShares Patriotic Employers ETF SCHEDULE OF INVESTMENTS (Concluded)	As of May 31, 2019 (Unaudited)
Number of Shares		Value ($)
Common Stocks (Continued)
	Materials – 1.8%
520	Allegheny Technologies, Inc.*	11,133
171	Eastman Chemical Co.	11,102
		22,235
	Real Estate – 3.1%
262	CBRE Group, Inc. - Class A*	11,973
30	Equinix, Inc. - REIT	14,574
83	Jones Lang LaSalle, Inc.	10,329
		36,876
	Telecommunications Services – 4.5%
439	AT&T, Inc.	13,425
2,071	Sprint Corp.*	14,228
184	T-Mobile US, Inc.*	13,513
230	Verizon Communications, Inc.	12,500
		53,666
	Utilities – 10.1%
184	Ameren Corp.	13,495
161	American Electric Power Co., Inc.	13,865
127	American Water Works Co., Inc.	14,354
175	Dominion Energy, Inc.	13,156
269	Exelon Corp.	12,933
332	FirstEnergy Corp.	13,692
222	Public Service Enterprise Group, Inc.	13,045
260	Southern Co.	13,910
238	Xcel Energy, Inc.	13,647
		122,097
	TOTAL COMMON STOCKS (Cost $1,352,419)	1,201,191
Principal Amount		Value ($)
Short-Term Investments – 0.1%
1,313	Invesco Government & Agency Portfolio – Institutional Class, 2.22%#	1,313
	Total Short-Term Investments (Cost $1,313)	1,313
	Total Investments – 99.8% (Cost $1,353,732)	1,202,504
	Other Assets in Excess of Liabilities – 0.2%	2,148
	Total Net Assets – 100.0%	$1,204,652

*   Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

InsightShares Patriotic Employers ETF SUMMARY OF INVESTMENTS	As of May 31, 2019 (Unaudited)
Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	20.2%
Financials	20.1%
Health Care	13.4%
Information Technology	12.3%
Utilities	10.1%
Consumer Discretionary	8.9%
Telecommunications Services	4.5%
Consumer Staples	4.4%
Real Estate	3.1%
Materials	1.8%
Energy	0.9%
Total Common Stocks	99.7%
Short-Term Investments	0.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	May 31, 2019 (Unaudited)
	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
Assets:
Investments, at value (Cost $2,573,663 and $1,353,732, respectively)	$2,539,439	$1,202,504
Cash	574	322
Dividends and interest receivable	5,324	2,515
Total Assets	2,545,337	1,205,341

Liabilities:
Advisory fee payable	1,460	689
Total Liabilities	1,460	689

Net Assets	$2,543,877	$1,204,652

Net Assets Consist of:
Paid-in Capital	$4,438,761	$4,225,521
Total distributable earnings (loss)	(1,894,884)	(3,020,869)
Net Assets	$2,543,877	$1,204,652

Net Assets	$2,543,877	$1,204,652
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	100,001	50,001
Net Asset Value, Offering and Redemption Price Per Share	$25.44	$24.09

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	InsightShares LGBT Employment Equality ETF	InsightShares Patriotic Employers ETF
	For the Six Months Ended May 31, 2019 (Unaudited)	For the Six Months Ended May 31, 2019 (Unaudited)
Investment Income:
Dividend income	$67,296	$59,280
Interest	125	—
Total Investment Income	67,421	59,280

Expenses:
Advisory fees	23,830	20,057
Total Expenses	23,830	20,057

Net Investment Income (Loss)	43,591	39,223

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,851,553)	(2,831,633)
Change in unrealized appreciation/(depreciation) on investments	(321,846)	499,342
Net Realized and Unrealized Gain (Loss) on Investments	(2,173,399)	(2,332,291)

Change in Net Assets Resulting From Operations	$(2,129,808)	$(2,293,068)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2019
	InsightShares LGBT Employment Equality ETF		InsightShares Patriotic Employers ETF
	Six Months Ended May 31, 2019 (Unaudited)	For the Period January 10, 2018(1) through November 30, 2018	Six Months Ended May 31, 2019 (Unaudited)	For the Period January 18, 2018(1) through November 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$43,591	$280,373	$39,223	$296,813
Net realized gain (loss) on investments	(1,851,553)	44,839	(2,831,633)	345,857
Net change in unrealized appreciation/(depreciation) on investments	(321,846)	287,622	499,342	(650,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,129,808)	612,834	(2,293,068)	(7,900)

Distributions to Shareholders	(161,244)	(184,724)	(199,297)	(197,625)

Capital Transactions:
Proceeds from shares issued	—	29,021,237	1,199,688	31,740,512
Cost of shares redeemed	(23,370,880)	(1,243,563)	(25,338,533)	(3,699,150)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(23,370,880)	27,777,674	(24,138,845)	28,041,362

Total Increase (Decrease) in Net Assets	(25,661,932)	28,205,784	(26,631,210)	27,835,837

Net Assets:
Beginning of period	28,205,809	25 (2)	27,835,862	25 (2)
End of period	$2,543,877	$28,205,809	$1,204,652	$27,835,862

Share Transactions:
Issued	—	1,150,000	50,000	1,300,000
Redeemed	(1,000,000)	(50,000)	(1,150,000)	(150,000)
Net Increase (Decrease) in Share Transactions	(1,000,000)	1,100,000	(1,100,000)	1,150,000

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gain from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)
InsightShares LGBT Employment Equality ETF
Six Months Ended May 31, 2019 (unaudited)	$25.64	0.14	$(0.10)	0.04	$(0.21)	$(0.03)	$(0.24)	$25.44	0.26%	0.37%	0.65%	1.19%	$2,544	5%
For the Period January 10, 2018(6) through November 30, 2018	$25.00	$0.31	$0.50	$0.81	$(0.17)	—	$(0.17)	$25.64	3.23%	3.14%	0.65%	1.37%	$28,206	3%

InsightShares Patriotic Employers ETF
Six Months Ended May 31, 2019 (unaudited)	$24.21	$0.14	$(0.02)	$0.12	$(0.18)	$(0.06)	$(0.24)	$24.09	0.69%	0.73%	0.65%	1.27%	$1,205	54%
For the Period January 18, 2018(6) through November 30, 2018	$25.00	$0.31	$(0.93)	$(0.62)	$(0.17)	—	$(0.17)	$24.21	(2.52)%	(2.52)%	0.65%	1.47%	$27,836	18%

(1)    Per share numbers have been calculated using the average shares method.

(2)    Not annualized for periods less than one year.

(3)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)    Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)    Annualized for periods less than one year.

(6)    Commencement of operations.

(7)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index . The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value (“NAV”) and the prices used by each Fund’s Index. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2019 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,536,504	$—	$—	$2,536,504
Short-Term Investments	$2,935	$—	$—	$2,935
Total	$2,539,439	$—	$—	$2,539,439
Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$1,201,191	$—	$—	$1,201,191
Short-Term Investments	$1,313	$—	$—	$1,313
Total	$1,202,504	$—	$—	$1,202,504

*    The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by market segment, please refer to the Schedules of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Funds’ understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2019, each Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Funds (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to each Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a license agreement with UBS AG (the “Index Provider”) pursuant to which the Adviser pays a fee to use the UBS LGBT Employment Equality Index and Military Veterans Index (each, an “Index” and together, the “Indices”). The Adviser is sub-licensing rights to the Indices to each Fund at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 0.05%, subject to an annual minimum of $25,000.

(c) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in each Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of each Fund’s Adviser and affiliates of the Distributor.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2019 were as follows:

Fund	Purchases	Sales
LGBT Employment Equality ETF	$453,516	$464,002
Patriotic Employers ETF	4,519,693	4,633,646

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended May 31, 2019 were as follows:

Fund	Purchases	Sales	Gain/Loss
LGBT Employment Equality ETF	$—	$23,359,790	$(1,802,208)
Patriotic Employers ETF	1,190,255	25,318,782	(1,634,863)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral of up to 115% of the value of deposit securities. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, a Fund’s shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of the Funds and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of the Funds’ shares and the value of its underlying securities.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are susceptible to general stock market fluctuations and economic conditions and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

Early Close/Trading Halt Risk. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, such Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. Tracking error refers to the risk that the Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of its Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Funds’ tracking error, such as Fund expenses, imperfect correlation between each Fund’s investments and those of each Index, rounding of share prices, the timing or magnitude of changes to the composition of each Index, regulatory policies, and high portfolio turnover rate. Each Fund incurs operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its Index. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent that if a Fund sought to replicate its Index. Tracking error may cause the Funds’ performance to be less than expected.

Industry Concentration Risk. Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries. To the extent the Funds concentrate in the securities of issuers in a particular industry, the Funds may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect the Funds may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Funds.

Large Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Mid-Capitalization Risk. The mid-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large capitalization companies. Also, there is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies. Small capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

New/Smaller Fund Risk. A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller Fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new or smaller Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted. Further, when a fund’s size is small, the fund may experience low trading volumes and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. If the fund were to be required to delist from the listing exchange, the value of the fund may rapidly decline and performance may be negatively impacted. There can be no assurance that a Fund will achieve an economically viable size. Any of the foregoing may result in a Fund being liquidated. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of a Fund will receive an amount equal to the Fund’s NAV, after the deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during a Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although each Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Passive Investment Risk. The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Index, or the selling of that security is otherwise required upon a rebalancing of the Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from either Fund’s Index, a Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Funds involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of a Fund’s shares will decline, more or less, in correspondence with any decline in value of its Index. Neither Index may contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of the Funds are conducted, and the timing of movements from one type of security to another in seeking to sample either Index could have a negative effect on a Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, each Fund, like other sector-focused or other narrowly-focused index funds, invests in companies included in its Index in accordance with its investment objective of tracking the performance of such Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. The Funds should not be considered a complete investment program. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Funds’ performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Ratings Methodology Risk. The LGBT Employment Equality ETF seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC’s CEI point scale (“HRC”). The Patriotic Employers ETF seeks to track the performance of stocks of companies that are included on Victory Media’s list of Military Friendly® Employers (“VIQTORY”). Changes in the ratings methodologies used by the HRC or VIQTORY may have an adverse effect on the Funds. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodologies will generate or produce the intended results, and stocks of companies that have obtained a rating from HRC or VIQTORY may underperform stocks of companies that have obtained a lower rating or have not been rated.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2019 (Unaudited)

The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Real Estate Investment Trusts (REITs) Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Funds’ investments in REITs. Investing in REITs may subject the Funds to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Funds’ investment in REITs. Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Code and failing to maintain exemption from the registration requirements of the 1940 Act.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Information Technology Sector Risk (InsightShares LGBT Employment Equality ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Financials Sector Risk (InsightShares Patriotic Employers ETF only). Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Trading Risk. Although the shares of a Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2019 (Unaudited)

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax year ended November 30, 2018 were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
LGBT Employment Equality ETF	$184,724	$—	$184,724
Patriotic Employers ETF	$197,625	$—	$197,625

As of the period ended November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
LGBT Employment Equality ETF	$127,726	$1,223	$—	$267,219	$396,168
Patriotic Employers ETF	$166,372	$—	$—	$(694,876)	$(528,504)

At May 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LGBT Employment Equality ETF	$2,594,066	$185,922	$(240,549)	$(54,627)
Patriotic Employers ETF	$1,404,445	$9,750	$(211,691)	$(201,941)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC on that same date adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” are excluded from certain requirements.

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to GAAP for investment companies. The changes required by the amendments are reflected throughout this report and had no effect on each Fund’s net assets or results of operations.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in each Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2019 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance	12/1/18	5/31/19		12/1/18 – 5/31/19
LGBT Employment Equality ETF	$1,000.00	$1,002.60	0.65%	$3.25

Hypothetical (5% annual return before expenses)*	12/1/18	5/31/19		12/1/18 – 5/31/19
LGBT Employment Equality ETF	$1,000.00	$1,021.69	0.65%	$3.28

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	May 31, 2019 (Unaudited)
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance	12/1/18	5/31/19		12/1/18 – 5/31/19
Patriotic Employers ETF	$1,000.00	$1,006.90	0.65%	$3.25

Hypothetical (5% annual return before expenses)*	12/1/18	5/31/19		12/1/18 – 5/31/19
Patriotic Employers ETF	$1,000.00	$1,021.69	0.65%	$3.28

*   Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	May 31, 2019 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is UBS AG. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers each Funds underlying index), the Funds administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to each Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of each Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of each Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of each Fund in connection with the administration, marketing, or trading of the Shares of each Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Indices are compiled and calculated by the Index Provider. The Index Provider has no obligation to take the needs of the Licensee or the owners of each Fund into consideration in determining, composing or calculating the Indices. The Index Provider will apply all necessary means to ensure the accuracy of the Indices. However, the Index Provider shall not be liable (whether in negligence or otherwise) to any person for any error in the Indices and shall not be under any obligation to advise any person of any error therein. All copyrights in the Indices values and constituent lists vest in the Index Provider. Neither the publication of the Indices by the Index Provider nor the granting of a license of rights relating to the Indices or to the Indices Trademarks for the utilization in connection with each Fund, represents a recommendation by the Index Provider for a capital investment or contains in any manner a warranty or opinion by the Index Provider with respect to the attractiveness of an investment in each Fund. Each Fund is not sponsored, endorsed, or sold by the Index Provider or its respective affiliates. The Index Provider and its respective affiliates make no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of trading in each Fund. The Index Provider and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Fund to be sold or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider and its respective affiliates have an obligation in connection with the administration and marketing of each Fund but have no obligations or liabilities in connection with the trading of each Fund. Notwithstanding the foregoing, the Index Provider and its affiliates may independently issue and/or sponsor financial products unrelated to each Fund but which may be similar to and competitive with each Fund. In addition, the Index Provider and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the Indices and each Fund.

THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares any other person or entity from the use of the Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices even if notified of the possibility of such damages.

10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concept’s proxy voting policies and procedures is attached to each Funds’ Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.insightshares.com or the SEC website at www.sec.gov or by calling collect 1-844-428-3525.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-844-428-3525 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.insightshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 24, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 24, 2019